Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign currency translation adjustment tax	560	0
Change in fair value of cash flow hedge, tax	1,715	0
Change in unrealized pension and other post-retirement expense, tax	1,653	0